Borrowings and Debentures - Long-term Borrowings (Parenthetical) (Detail)	Dec. 31, 2022	Dec. 31, 2021
Credit agricole CIB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.98%	1.29%
Nonghyup Bank Long Term Borrowings With Interest Rate MOR Plus One Point Nine Six Percentage Due Seventeenth November Two Thousand And Twenty Four [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.35%
Nonghyup Bank Long Term Borrowings With Interest Rate MOR Plus One Point Nine Six Percentage Due Seventeenth November Two Thousand And Twenty Four [Member] | Six Months MOR Interest Rate [Member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate	1.96%
Korea Development Bank Long Term Borrowings 3M CD Plus 0.82 Due Dec 14, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.98%	1.29%
Korea Development Bank Long Term Borrowings 3M CD Plus 0.71 Due Dec 21, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.98%	1.29%